DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
DERIVATIVE INSTRUMENTS [Text Block]

8. DERIVATIVE INSTRUMENTS

The following is a summary of the derivative transactions entered into by the Company during the years ended December 31, 2022 and 2023:

Date of purchase	Contract	Quantity	Strike price	Period	Cost
February 2022	Copper collar	42 million lbs	US$4.00 per lb US$5.40 per lb	July 2022 - December 2022	4,295

June 2022	Copper collar	30 million lbs	US$3.75 per lb US$4.72 per lb	January 2023 - June 2023	2,975

March 2022	Fuel call options	9 million ltrs	US$1.01 per ltr	April 2022 - September 2022	434

August 2022	Fuel call options	6 million ltrs	US$1.05 per ltr	October 2022 - December 2022	313

September 2022	Fuel call options	12 million ltrs	US$1.05 per ltr	January 2023 - September 2023	1,049

January 2023	Copper collar	42 million lbs	US$3.75 per lb US$4.70 per lb	July 2023 - December 2023	Zero cost

October 2023	Copper put	21 million lbs	US$3.25 per lb	January 2024 - March 2024	1,632

November 2023	Copper put	21 million lbs	US$3.25 per lb	April 2024 - June 2024	1,556

January 2023	Fuel call options	12 million ltrs	US$1.00 per ltr	July 2023 - December 2023	941

During the year ended December 31, 2023, the Company recognized a net realized loss of $1,041 on copper collar contracts and a net realized loss of $2,004 on fuel call options that expired out-of-the-money.

In July 2022, the Company amended the copper price collar contracts from August to December 2022 for 35 million pounds of copper by lowering the strike floor price from US$4.00 per pound to US$3.75 per pound and received realized cash proceeds of $9,880. Total proceeds received on the copper price collars contracts in 2022, including the strike floor price amendment was $22,539.

	Years ended December 31,
	2023	2022
Net realized loss (gain) on settled copper options	1,041	(13,550)
Net unrealized loss (gain) on outstanding copper options	2,677	(3,999)
Realized loss on fuel call options	2,004	472
Unrealized (gain) loss on fuel call options	(803)	803
	4,919	(16,274)

Details of the outstanding copper price option contracts at December 31, 2023 are summarized in the following table:

	Quantity	Strike price	Period	Cost	Fair value
Copper put contracts	42 million lbs	US$3.25 per lb	H1 2024	3,188	3,724